FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2017
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS.
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

NOTE 6 - FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS:

These financial assets as of December 31, 2017 represent a portfolio of U.S. dollar-denominated marketable securities managed and valued by the Company based on the fair value of all portfolio securities.

Taking into consideration the manner of management of the portfolio and the evaluation of its performances, the Company classified the entire investment in marketable securities as financial assets at fair value through profit or loss. The fair value of the securities is based on their exchange market price at the end of each trading day and reporting period.